================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: -----------

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sanderson Asset Management Limited

Address: Heathcoat House
         20 Savile Row, 6th Floor
         London W1S 3PR, United Kingdom

Form 13F File Number:  28-12124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name: Richard Cawdron

Title: Director

Phone: 001-312-262-0390

Signature, Place, and Date of Signing:

/s/ Richard Cawdron            London, United Kingdom       11/2/2012.
------------------------       ----------------------    ----------------
      [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         1

Form 13F Information Table Value Total:      227,384
                                          ------------
                                          (thousands)

List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE

        Column 1            Column 2     Column 3   Column 4        Column 5          Column 6   Column 7           Column 8
-----------------------  --------------  ---------  --------  ---------------------  ----------  --------  -------------------------
                            TITLE OF                 VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER          CLASS         CUSIP    (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
-----------------------  --------------  ---------  --------  ----------  ---  ----  ----------  --------  ----------  ------  -----
TAIWAN SEMICONDUCTOR
MFG LTD                  Sponsored ADR   874039100   227,384  14,373,179  SH         SOLE                  14,373,179       0      0